Investment Objectives and Goals	Apr. 30, 2026
Pacer Swan SOS Moderate (February) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (February) ETF
Pacer Swan SOS Moderate (March) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (March) ETF
Pacer Swan SOS Moderate (May) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (May) ETF
Pacer Swan SOS Moderate (June) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (June) ETF
Pacer Swan SOS Moderate (August) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (August) ETF
Pacer Swan SOS Moderate (September) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (September) ETF
Pacer Swan SOS Moderate (November) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (November) ETF
Pacer Swan SOS Moderate (December) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (December) ETF